Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2011
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss), before Tax	$ (15.1)		$ 18.3	$ (13.0)
Comprehensive Income
Net deferred loss on cash flow hedges, Pre-Tax Amount			(0.1)	(0.4)
Reclassification adjustment of net loss on cash flow hedges included in earnings, Pre-Tax Amount			2.3	6.9
Net actuarial gain (loss) arising during period, Pre-Tax Amount	303.9		(375.0)	(336.0)
Amortization of net actuarial loss, Pre-Tax Amount	39.3		21.4	18.9
Prior service (cost) credit arising during period, Pre-Tax Amount	5.2		(2.2)	0.3
Amortization of prior service cost, Pre-Tax Amount	1.5		0.7	0.7
Other adjustments, Pre-Tax Amount	0
Consolidated other comprehensive income (loss), Pre-Tax Amount	334.8		(334.6)	(322.6)
Less: Other comprehensive (income) loss attributable to noncontrolling interests, Pre-Tax Amount	(1.6)		0.9	0.5
Other comprehensive income (loss) attributable to Rock-Tenn Company shareholders, Pre-Tax Amount	333.2		(333.7)	(322.1)
Foreign currency translation (loss) gain, Tax	0		0	0.1
Net deferred loss on cash flow hedges, Tax			0.1	0.1
Reclassification adjustment of net loss on cash flow hedges included in earnings, Tax			(0.9)	(2.9)
Net actuarial gain (loss) arising during period, Tax	(119.8)		140.8	124.8
Amortization of net actuarial loss, Tax	(15.1)		(8.1)	(6.7)
Other Comprehensive Income (Loss), Pension and Other Postretirement Plans, Net Prior Service (Cost) Credit Arising During Period, Tax	(2.0)		0.8	0
Amortization of prior service cost, Tax	(0.6)		(0.3)	(0.3)
Other adjustments, Tax	4.2
Consolidated other comprehensive income (loss), Tax	(133.3)		132.4	115.1
Less: Other comprehensive income (loss) attributable to noncontrolling interests, Tax	0		0	0
Other comprehensive income (loss) attributable to Rock-Tenn Company shareholders, Tax	(133.3)		132.4	115.1
Foreign currency translation gain (loss), Net of Tax Amount	(15.1)		18.3	(12.9)
Net deferred loss on cash flow hedges, Net of Tax Amount	0		0	(0.3)
Reclassification adjustment of net loss on cash flow hedges included in earnings, Net of Tax Amount	0		1.4	4.0
Net actuarial gain (loss) arising during period, Net of Tax Amount	184.1		(234.2)	(211.2)
Amortization of net actuarial loss, included in pension cost, Net of Tax Amount	24.2		13.3	12.2
Prior service credit (cost) arising during period, Net of Tax Amount	3.2		(1.4)	0.3
Amortization of prior service cost, Net of Tax Amount	0.9		0.4	0.4
Other adjustments, Net of Tax Amount	4.2		0	0
Consolidated other comprehensive income (loss)	201.5		(202.2)	(207.5)
Less: Other comprehensive (income) loss attributable to noncontrolling interests, Net of Tax Amount	(1.6)		0.9	0.5
Net current period other comprehensive income (loss)	$ 199.9	[1]	$ (201.3)	$ (207.0)

[1]	All amounts are net of tax and noncontrolling interest.